REVENUES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 14 — REVENUES

The Company’s geographical revenue information is set forth below:

	For the Three-Month Periods Ended, March 31,
	2023	2022
Sales in PRC	$9,287,566	$8,169,567
Sales in Overseas
—Republic of China (ROC, or Taiwan)	2,119,140	1,998,679
-South Korea	1,911,297	1,763,200
-Others	115,458	63,101
Sub-total	4,145,895	3,824,980
Total revenues	$13,433,461	$11,994,547

NOTE 14 — REVENUES

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2022	2021
Sales in PRC	$26,438,509	$27,213,684
Sales in Overseas
-Republic of China (ROC, or Taiwan)	6,146,043	7,246,592
-South Korea	5,221,209	5,962,067
-Others	126,351	363,131
Sub-total	11,484,603	13,571,790
Total revenues	$37,923,112	$40,785,474